Investment Strategy - American Beacon Select Funds - American Beacon U.S. Government Money Market Select Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuing its investment objectives and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which regulates money market mutual funds.
Under normal market conditions, the Fund invests at least 99.5% of its total assets in: (1) debt securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities (“Government Securities”), (2) repurchase agreements that are collateralized fully by cash or Government Securities; (3) other government money market funds; and/or (4) cash. The Fund also has adopted a policy to invest, under normal circumstances, at least 80% of its net assets in Government Securities, repurchase agreements that are collateralized fully by cash or Government Securities, and/or other government money market funds.
The Fund’s investments in U.S. dollar denominated Government Securities may include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. Government, its agencies or its instrumentalities, which are backed by the full faith and credit of the U.S. Government. The Government Securities in which the Fund invests also may include debt obligations of U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government.
Securities purchased by the Fund generally have remaining maturities of 397 days or less. The dollar-weighted average maturity (“WAM”) and dollar-weighted average life (“WAL”) of the Fund will be maintained at or below 60 and 120 days, respectively. The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value (“NAV”) per share price.
The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are exempt from requirements that money market funds impose a liquidity fee. While the Fund’s Board of Trustees may elect to subject the Fund to a liquidity fee in the future, the Board of Trustees has not elected to do so at this time and currently has no intention of doing so.